                     PAINEWEBBER PACE SELECT ADVISORS TRUST
           (ON BEHALF OF PACE LARGE COMPANY VALUE EQUITY INVESTMENTS)

                            PAINEWEBBER AMERICA FUND
                (ON BEHALF OF PAINEWEBBER GROWTH AND INCOME FUND)

                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

         This Statement of Additional Information relates specifically to the proposed Reorganization whereby PACE Large Company Value Equity Investments ("PACE Large Company Value Fund"), a series of PaineWebber PACE Select Advisors Trust ("PACE Trust"), would acquire all of the assets of PaineWebber Growth and Income Fund ("Growth and Income Fund"), the sole series of PaineWebber America Fund ("America Fund"), in exchange solely for shares of PACE Large Company Value Fund and the assumption by PACE Large Company Value Fund of all of Growth and Income Fund's stated liabilities. This Statement of Additional Information consists of this cover page, the PRO FORMA financial statements of PACE Large Company Value Fund (giving effect to the Reorganization) for the year ended July 31, 2000, and the following described documents, each of which is incorporated by reference herein and accompanies this Statement of Additional Information:

         (1) The combined Statement of Additional Information of PACE Trust, dated November 27, 2000, which includes information relating to PACE Large Company Value Fund and is incorporated by reference from PACE Trust's Statement of Additional Information filed on January 8, 2001 under Rule 497, SEC File Numbers 033-87254 and 811-08764, accession number 0000898432-01-000012;

         (2) The combined Annual Report to Shareholders of PACE Trust for the fiscal year ended July 31, 2000, which includes information relating to PACE Large Company Value Fund and is incorporated by reference from PACE Trust's Form N-30D, SEC File Number 811-08764, filed on October 6, 2000, accession number 0000912057-00-043979; and

         (3) The Annual Report to Shareholders of Growth and Income Fund for the fiscal year ended August 31, 2000, which is incorporated by reference from America Fund's Form N-30D, SEC File Number 811-03502, filed on November 3, 2000, accession number 0000912057-00-047148.

         This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Combined Proxy Statement/Prospectus dated December 27, 2000 relating to the proposed Reorganization. A copy of the Combined Proxy Statement/Prospectus may be obtained without charge by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated December 27, 2000.

                   PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

         The first three tables set forth the unaudited PRO FORMA condensed Statement of Assets and Liabilities as of July 31, 2000, the unaudited PRO FORMA condensed Statement of Operations for the twelve month period ended July 31, 2000 and the unaudited PRO FORMA Portfolio of Investments as of July 31, 2000 for Growth and Income Fund and PACE Large Company Value Fund as adjusted giving effect to the Reorganization.

         The next three tables set forth the unaudited PRO FORMA condensed Statement of Assets and Liabilities as of July 31, 2000, the unaudited PRO FORMA condensed Statement of Operations for the twelve month period ended July 31, 2000 and the unaudited PRO FORMA Portfolio of Investments as of July 31, 2000 for PaineWebber Tax-Managed Equity Fund, Growth and Income Fund and PACE Large Company Value Fund as adjusted to show the combined effect of the Reorganization and the proposed reorganization of PaineWebber Tax-Managed Equity Fund into PACE Large Company Value Fund, which is expected to occur at the same time.

         The PRO FORMA Portfolio of Investments contains information about the securities holdings of the Funds as of July 31, 2000. The holdings of both Funds have changed significantly since that date. For PACE Large Company Value Fund, approximately 50% of its portfolio was realigned after October 10, 2000 to reflect the proprietary investment style and strategies of a third sub-adviser. Growth and Income Fund's entire portfolio was realigned after that date to reflect the proprietary investment style and strategies of its three new sub-advisers. Other changes in the two Funds' holdings are due to normal portfolio turnover in response to changes in market conditions.

         If Growth and Income Fund's shareholders approve the Reorganization, the Fund's holdings that are not compatible with PACE Large Company Value Fund's holdings will be sold in an orderly manner and the proceeds of these sales held in temporary investments pending reinvestment in assets that are consistent with the holdings of PACE Large Company Value Fund. As of November 30, 2000, Growth and Income Fund's investments in such securities represented less than 20% of its total portfolio and, to the extent they were held by Growth and Income Fund on July 31, 2000, are marked on the PRO FORMA Portfolio of Investments.

         The portion of Growth and Income Fund's assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the sub-advisers' continuing assessment of the compatibility of Growth and Income Fund's holdings with PACE Large Company Value Fund's portfolio composition and its investment objective and policies at the approximate time of the Reorganization. The need for Growth and Income Fund to dispose of investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and could result in its realizing gains (or losses) that would not otherwise have been realized.


PACE LARGE COMPANY VALUE EQUITY INVESTMENTS
PAINEWEBBER GROWTH AND INCOME FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)                                                                           COMBINED
                                                                                                                      PACE LARGE
                                                                                                                       COMPANY
                                                                   PACE LARGE                                         VALUE EQUITY
                                                                 COMPANY VALUE     PW GROWTH AND                     INVESTMENTS
                                                               EQUITY INVESTMENTS   INCOME FUND     ADJUSTMENTS       PRO FORMA
                                                               ------------------   -----------     -----------      ------------
Assets
Investments in securities, at value (cost -
 $344,403,107, $863,423,243 and $1,207,826,350, respectively)     $ 335,291,823   $ 1,120,072,740    $        -    $ 1,455,364,563
Investment of cash collateral for securities loaned
  (cost - $28,786,800, $0 and $28,786,600 respectively)              28,786,800                 -             -         28,786,800
Cash                                                                     32,936           143,975             -            176,911
Receivable for investments sold                                       1,478,244         3,629,195             -          5,107,439
Receivable for shares of beneficial interest sold                       175,085            91,262             -            266,347
Dividends and interest receivable                                       303,098         1,073,168             -          1,376,266
Deferred organizational expenses                                          1,025                 -             -              1,025
Other assets                                                             46,443            76,866             -            123,309
                                                                  -------------   ---------------    ----------    ---------------
Total assets                                                        366,115,454     1,125,087,206             -      1,491,202,660
                                                                  -------------   ---------------    ----------    ---------------
  LIABILITIES
Payable for cash collateral for securities loaned                    28,786,800                 -             -         28,786,800
Payable for investments purchased                                     1,538,295                 -             -          1,538,295
Payable for shares of beneficial interest repurchased                   111,422         1,909,630             -          2,021,052
Payable to affiliates                                                   231,826           687,616             -            919,442
Accrued expenses and other liabilities                                  152,701           707,657             -            860,358
                                                                   ------------   ---------------    ----------    ---------------
 Total liabilities                                                   30,821,044         3,304,903             -         34,125,947
                                                                  -------------   ---------------    ----------    ---------------
NET ASSETS

Beneficial interest shares of $0.001 par value
  outstanding - 20,507,671, 34,677,488 and
  91,947,028, respectively                                          354,857,514       727,258,953             -      1,082,116,467
Accumulated undistributed (distributions in excess of)
  net investment income (loss)                                        1,716,264          (131,367)            -          1,584,897
Accumulated net realized gains (losses) from
  investment transactions                                           (12,168,084)      138,005,220             -        125,837,136
Net unrealized appreciation (depreciation) of investments            (9,111,284)      256,649,497             -        247,538,213
                                                                  -------------   ---------------    ----------    ---------------
Net assets applicable to shares outstanding                       $ 335,294,410   $ 1,121,782,303             -    $ 1,457,076,713
                                                                  =============   ===============    ==========    ===============
  CLASS P:
Net assets                                                        $ 335,294,410   $             -    $        -    $   335,294,410
                                                                  -------------   ---------------    ----------    ---------------
Shares outstanding                                                   20,507,671                 -             -         20,507,671
                                                                  -------------   ---------------    ----------    ---------------
Net asset value and offering price per share                      $       16.35   $             -    $        -    $         16.35
                                                                  =============   ===============    ==========    ===============

  CLASS A:
Net assets                                                        $           -   $   731,944,747    $        -    $   744,656,229
                                                                  -------------   ---------------    ----------    ---------------
Shares outstanding                                                            -        22,516,039    23,029,501         45,545,540
                                                                  -------------   ---------------    ----------    ---------------
Net asset and redemption value per share                          $           -   $         32.51    $        -    $         16.35
                                                                  =============   ===============    ==========    ===============
Maximum offering price per share (net asset value plus
  sales charge of 4.5% of offering price)                         $           -   $         34.04    $        -    $         17.12
                                                                  =============   ===============    ==========    ===============

  CLASS B:
Net assets                                                        $           -   $   216,222,256    $        -    $   236,878,224
                                                                  -------------   ---------------    ----------    ---------------
Shares outstanding                                                            -         6,765,936     7,722,288         14,488,224
                                                                  -------------   ---------------    ----------    ---------------
Net asset value and offering price per share                      $           -   $         31.96    $        -    $         16.35
                                                                  =============   ===============    ==========    ===============

  CLASS C:
Net assets                                                        $           -   $   126,509,235    $        -    $   139,119,392
                                                                  -------------   ---------------    ----------    ---------------
Shares outstanding                                                            -         3,950,549     4,558,435          8,508,984
                                                                  -------------   ---------------    ---------     ---------------
Net asset value and offering price per share                      $           -   $        32.02     $        -    $         16.35
                                                                  =============   ===============    ==========    ===============

  CLASS Y:
Net assets                                                        $           -   $    47,106,065    $        -    $    47,358,706
                                                                  -------------   ---------------    ----------    ---------------
Shares outstanding                                                            -         1,444,964     1,451,645          2,896,609
                                                                  -------------   ---- ----------    ----------    ---------------
Net asset value and offering price per share                      $           -   $         32.60    $        -    $         16.35
                                                                  =============   ===============    ==========    ==============



            See accompanying notes to pro forma financial statements

PACE LARGE COMPANY VALUE EQUITY INVESTMENTS
PAINEWEBBER GROWTH AND INCOME FUND
PRO FORMA STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

                                                                                                                        COMBINED
                                                                                                                       PACE LARGE
                                                                                                                         COMPANY
                                                                PACE LARGE                                            VALUE EQUITY
                                                              COMPANY VALUE       PW GROWTH AND                       INVESTMENTS
                                                            EQUITY INVESTMENTS     INCOME FUND     ADJUSTMENTS         PRO FORMA
                                                            ------------------    -------------    -----------        ------------
Investment income:
  Interest                                                     $     517,478     $   7,337,288     $        -        $   7,854,766
  Dividends                                                        5,821,563        12,292,359              -           18,113,922
                                                               -------------     -------------     ----------        -------------
                                                                   6,339,041        19,629,648              -           25,968,689
                                                               -------------     -------------     ----------        -------------

EXPENSES:
  Investment advisory and administration                           2,800,505         8,989,472      1,284,208  (a)      13,074,185
  Shareholder distribution and servicing fees                              -         6,164,635              -            6,164,635
  Transfer agency and service                                        153,350         1,093,460              -            1,246,810
  Trustees' fees                                                      26,250            13,500        (13,500) (b)          26,250
  Legal and audit                                                     44,674           213,090       (213,090) (b)          44,674
  Amortization of organizational expenses                             19,032                 -              -               19,032
  Reports and notices to shareholders                                 48,573           120,700        (96,560) (b)          72,713
  Federal and state registration fees                                 53,991            54,106        (43,285) (b)          64,812
  Custody and accounting                                             210,038           770,526              -              980,564
  Other expenses                                                      18,862           455,128              -              473,990
                                                               -------------     -------------     ----------        -------------
                                                                   3,375,275        17,874,617        917,773           22,167,665
  Less: fee waivers and reimbursements from
          investment adviser                                         (16,771)                -     (1,143,991)          (1,160,762)
                                                               -------------     -------------     ----------        -------------
  Net expenses                                                     3,358,504        17,874,617       (226,218) (c)      21,006,903
                                                               -------------     -------------     ----------        -------------
  Net investment income                                            2,980,537         1,755,031        226,218            4,961,786
                                                               -------------     -------------     ----------        -------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  FROM INVESTMENT TRANSACTIONS:
  Net realized gains (losses) from investment
   transactions                                                   (4,441,250)      137,531,378              -          133,090,128
  Net change in unrealized appreciation (depreciation)
   of investments                                                (56,910,128)      227,228,988              -          170,318,860
                                                               -------------     -------------     ----------        -------------
Net realized and unrealized gains (losses) from
   investment activities                                         (61,351,378)      364,760,366              -          303,408,988
                                                               -------------     --------------    ----------        -------------
Net increase (decrease) in net assets resulting from
  operations                                                   $ (58,370,841)    $ 366,515,396     $  226,218        $ 308,370,774
                                                               =============     ==============    ==========        =============

--------------------------
(a) Reflects increase in fees resulting from higher fee schedule, before waivers, of PACE Large Company Value Equity Investments.
(b) Reflects the anticipated savings of the merger.
(c) Reflects decrease in fees resulting from lower fee schedule, net of waivers, of PACE Large Company Value Equity Investments.


            See accompanying notes to pro forma financial statements

 PACE LARGE COMPANY VALUE EQUITY INVESTMENTS
 PAINEWEBBER GROWTH AND INCOME FUND
 PRO FORMA PORTFOLIO OF INVESTMENTS
 FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

                                                                                                                       COMBINED
                                                                                                                      PACE LARGE
                                                                                                                       COMPANY
   Combined                                                                   PACE                PAINEWEBBER        VALUE EQUITY
   Number of                                                          LARGE COMPANY VALUE      GROWTH AND INCOME      INVESTMENTS
    Shares                                                             EQUITY INVESTMENTS             FUND             PRO FORMA
----------------                                                      -------------------      -----------------     ------------
                COMMON STOCKS - 87.83%

                AGRICULTURE, FOOD & BEVERAGE - 0.31%
  114,900       H. J. Heinz Co.                                          $ 4,588,819              $         -       $   4,588,819
                                                                         -----------              -----------       --------------

                AIRLINES - 1.02%
  277,300       Delta Air Lines, Inc.                                      5,030,519                9,857,025          14,887,544
                                                                         -----------              -----------       -------------

                ALCOHOL - 0.66%
   63,700       Anheuser-Busch Companies, Inc.                             5,127,850                        -           5,127,850
   79,900       Seagram Co. Ltd.                                           4,479,394                        -           4,479,394
                                                                         -----------              -----------       -------------
                                                                           9,607,244                        -           9,607,244
                                                                         -----------              -----------       -------------

                APPAREL, RETAIL - 0.31%
  220,100       The Limited, Inc.                                          4,498,294                        -           4,498,294
                                                                         -----------              -----------       -------------

                BANKS - 4.23%
   37,900       Bank One Corp.(1)                                          1,205,694                        -           1,205,694
  549,350       Chase Manhattan Corp                                       5,033,344               22,262,485          27,295,829
  152,100       Citigroup, Inc                                            10,732,556                        -          10,732,556
  317,300       Fleet Boston Financial Corp                                        -               11,363,306          11,363,306
   91,100       PNC Bank Corp.                                             4,634,712                        -           4,634,712
  108,800       Wells Fargo and Co.                                        4,494,800                        -           4,494,800
   45,000       Zions BanCorp                                              1,968,750                        -           1,968,750
                                                                         -----------              -----------       -------------
                                                                          28,069,856               33,625,791          61,695,647
                                                                         -----------              -----------       -------------

                CHEMICALS - 1.91%
   31,750       Air Products & Chemicals, Inc.                             1,059,656                        -           1,059,656
  423,354       Dow Chemical Co                                                    -               12,171,428          12,171,428
  166,500       Pharmacia Corp.                                            9,115,875                        -           9,115,875
  122,600       Union Carbide Corp.(1)                                     5,494,013                        -           5,494,013
                                                                         -----------              -----------       -------------
                                                                          15,669,544               12,171,428          27,840,972
                                                                         -----------              -----------       -------------

                COMPUTER HARDWARE - 6.19%
  313,280       Apple Computer, Inc.*                                              -               15,918,540          15,918,540
  720,000       Cisco Systems Inc.* (2)                                            -               47,115,000          47,115,000
  189,100       Compaq Computer Corp.                                      5,306,619                        -           5,306,619
  389,000       Dell Computer Corp.* (2)                                           -               17,091,687          17,091,687
   44,000       Hewlett-Packard Co.                                        4,804,250                        -           4,804,250
                                                                         -----------              -----------       -------------
                                                                          10,110,869               80,125,227          90,236,096
                                                                         -----------              -----------       -------------

                COMPUTER SOFTWARE - 3.70%
  120,700       Computer Associates International, Inc.                    2,994,869                        -           2,994,869
  289,000       International Business Machines                           10,276,787               22,217,650          32,494,437
  264,425       Microsoft Corp*                                                    -               18,460,170          18,460,170
                                                                         -----------              -----------       -------------
                                                                          13,271,656               40,677,820          53,949,476
                                                                         -----------              -----------       -------------

                CONSUMER DURABLES - 0.46%
  155,477       Whirlpool Corp.                                                    -                6,714,663           6,714,663
                                                                         -----------              -----------       -------------

                DEFENSE AND AEROSPACE - 1.91%
  316,500       Boeing Co                                                          -               15,508,500          15,508,500
   59,800       General Dynamics Corp.                                     3,374,963                        -           3,374,963
  202,647       TRW, Inc                                                   2,103,075                7,003,375           9,106,450
                                                                         -----------              -----------       -------------
                                                                           5,478,038               22,511,875          27,989,913
                                                                         -----------              -----------       -------------

                DIVERSIFIED RETAIL - 2.53%
  410,100       Federated Department Stores, Inc*                          1,987,562                7,880,469           9,868,031
  930,500       Target Corp                                                3,828,000               23,156,500          26,984,500
                                                                         -----------              -----------       -------------
                                                                           5,815,562               31,036,969          36,852,531
                                                                         -----------              -----------       -------------

                DRUGS & MEDICINE - 3.72%
   90,700       Bristol-Myers Squibb Co.                                   4,500,988                        -           4,500,988
  594,390       Pfizer, Inc                                                        -               25,633,068          25,633,068
  556,100       Schering-Plough Corp                                               -               24,016,569          24,016,569
                                                                         -----------              -----------       -------------
                                                                           4,500,988               49,649,637          54,150,625
                                                                   -----------              -----------       -------------

                ELECTRIC UTILITIES - 2.66%
  181,467       Duke Energy Corp                                                   -               11,194,246          11,194,246
  127,900       Edison International, Inc.                                 2,518,031                        -           2,518,031
  221,000       Energy East Corp                                                   -                4,171,375           4,171,375
  100,200       Florida Progress Corp.                                     4,909,800                        -           4,909,800
   52,300       FPL Group, Inc.                                            2,523,475                        -           2,523,475
  160,000       Reliant Energy, Inc.                                       5,360,000                        -           5,360,000
  197,200       Unicom Corp                                                        -                8,097,525           8,097,525
                                                                         -----------              -----------       -------------
                                                                          15,311,306               23,463,146          38,774,452
                                                                         -----------              -----------       -------------

                ELECTRICAL EQUIPMENT - 3.79%
  152,553       Honeywell, Inc                                                     -                5,129,595           5,129,595
  412,000       Jabil Circuit, Inc* (2)                                            -               20,625,750          20,625,750

                                                                                                                       COMBINED
                                                                                                                      PACE LARGE
                                                                                                                       COMPANY
   Combined                                                                   PACE                PAINEWEBBER        VALUE EQUITY
   Number of                                                          LARGE COMPANY VALUE      GROWTH AND INCOME      INVESTMENTS
    Shares                                                             EQUITY INVESTMENTS             FUND             PRO FORMA
----------------                                                      -------------------      -----------------     ------------
  118,400       Johnson Controls, Inc                                              -                6,149,400           6,149,400
  704,828       Motorola, Inc                                              4,598,994               18,704,382          23,303,376
                                                                         -----------              -----------       -------------
                                                                           4,598,994               50,609,127          55,208,121
                                                                         -----------              -----------       -------------

                ELECTRICAL POWER - 1.07%
  138,233       Emerson Electric Co                                                -                8,440,853           8,440,853
    2,619       Koninklijke (Royal) Philips Electronics N.V.*                113,332                        -             113,332
  157,700       Koninklijke (Royal) Philips Electronics N.V., ADR*(1)      7,086,644                        -           7,086,644
                                                                         -----------              -----------       -------------
                                                                           7,199,976                8,440,853          15,640,829
                                                                         -----------              -----------       -------------

                ENERGY RESERVES & PRODUCTION - 7.70%
   96,300       Apache Corp.(1)                                            4,790,925                        -           4,790,925
   39,500       Burlington Resources, Inc.(1)                              1,288,687                        -           1,288,687
  246,831       Chevron Corp                                                       -               19,499,649          19,499,649
  314,385       El Paso Energy Corp                                                -               15,208,374          15,208,374
  452,722       Exxon Mobil Corp                                          10,624,000               25,593,760          36,217,760
  186,261       Phillips Petroleum Co                                              -                9,464,387           9,464,387
  341,500       Royal Dutch Petroleum Co., ADR                                     -               19,892,375          19,892,375
  219,790       Tosco Corp                                                         -                5,824,435           5,824,435
                                                                         -----------              -----------       -------------
                                                                          16,703,612               95,482,980         112,186,592
                                                                         -----------              -----------       -------------

                ENTERTAINMENT - 1.20%
  263,000       Viacom, Inc., Class B*                                             -               17,440,188          17,440,188
                                                                         -----------              -----------       -------------

                FINANCIAL SERVICES - 5.03%
  174,650       Associates First Capital Corp.                             4,573,647                        -           4,573,647
  329,538       Citigroup, Inc                                                     -               23,253,025          23,253,025
  215,400       Federal Home Loan Mortgage Corp                                    -                8,494,837           8,494,837
   95,150       Federal National Mortgage Association                      4,745,606                        -           4,745,606
   77,200       Household International, Inc.                              3,440,225                        -           3,440,225
  254,400       General Electric Co (2)                                            -               13,085,700          13,085,700
  295,543       MBNA Corp                                                          -                9,863,748           9,863,748
   57,075       Providian Financial Corp                                           -                5,818,083           5,818,083
                                                                         -----------              -----------       -------------
                                                                          12,759,478               60,515,393          73,274,871
                                                                         -----------              -----------       -------------

                FOREST PRODUCTS, PAPER - 1.76%
   68,200       Kimberly Clark Corp.                                       3,917,237                        -           3,917,237
  133,000       International Paper Co                                             -                4,522,000           4,522,000
  375,414       Weyerhaeuser Co                                            3,088,475               14,063,252          17,151,727
                                                                         -----------              -----------       -------------
                                                                           7,005,712               18,585,252          25,590,964
                                                                         -----------              -----------       -------------

                FREIGHT, AIR, SEA & LAND - 0.32%
   80,100       United Parcel Service, Inc.                                4,705,875                        -           4,705,875
                                                                         -----------              -----------       -------------

                HEAVY MACHINERY - 0.33%
  124,700       Deere & Co.(1)                                             4,808,744                        -           4,808,744
                                                                         -----------              -----------       -------------

                HOTELS - 0.18%
   75,600       Starwood Hotels & Resorts Worldwide, Inc.(1)               2,579,850                        -           2,579,850
                                                                         -----------              -----------       -------------

                HOUSEHOLD PRODUCTS - 0.46%
  120,600       Avon Products, Inc.(1)                                     4,786,312                        -           4,786,312
   68,850       Newell Rubbermaid, Inc.                                    1,854,647                        -           1,854,647
                                                                         -----------              -----------       -------------
                                                                           6,640,959                        -           6,640,959
                                                                         -----------              -----------       -------------

                INDUSTRIAL PARTS - 2.93%
  156,666       Ingersoll Rand Co                                                  -                6,149,140           6,149,140
  179,300       Mettler Toledo International Inc.*                                 -                7,261,650           7,261,650
  501,400       United Technologies Corp (2)                                       -               29,269,225          29,269,225
                                                                         -----------              -----------       -------------
                                                                                   -               42,680,015          42,680,015
                                                                         -----------              -----------       -------------

                INDUSTRIAL SERVICES & SUPPLIES - 1.36%
  371,400       Tyco International, Ltd.                                   3,424,000               16,445,900          19,869,900
                                                                         -----------              -----------       -------------

                INFORMATION & COMPUTER SERVICES - 1.23%
  180,900       America Online Inc*                                                -                9,644,231           9,644,231
  141,200       AMR Corp*                                                          -                4,668,425           4,668,425
   84,200       Electronic Data Systems Corp.                              3,620,600                        -           3,620,600
                                                                         -----------              -----------       -------------
                                                                           3,620,600               14,312,656          17,933,256
                                                                         -----------              -----------       -------------
                LIFE INSURANCE - 0.17%
   44,650       Aetna Life & Casualty Co.                                  2,478,075                        -           2,478,075
                                                                         -----------              -----------       -------------

                LONG DISTANCE & PHONE COMPANIES - 2.14%
  157,900       AT&T Corp.                                                 4,885,031                        -           4,885,031
  454,200       MCI Worldcom Inc*                                          4,675,781               13,066,406          17,742,187
   80,642       Qwest Communications International Inc.*                   3,785,134                        -           3,785,134
  110,600       SBC Communications, Inc.                                   4,707,413                        -           4,707,413
                                                                         -----------              -----------       -------------
                                                                          18,053,359               13,066,406          31,119,765
                                                                         -----------              -----------       -------------
                MEDIA - 1.78%
   35,600       AMFM Inc.*                                                 2,543,175                        -           2,543,175


                                                                                                                       COMBINED
                                                                                                                      PACE LARGE
                                                                                                                       COMPANY
   Combined                                                                   PACE                PAINEWEBBER        VALUE EQUITY
   Number of                                                          LARGE COMPANY VALUE      GROWTH AND INCOME      INVESTMENTS
    Shares                                                             EQUITY INVESTMENTS             FUND             PRO FORMA
----------------                                                      -------------------      -----------------     ------------
  271,858       Comcast Corp., Class A*                                            -                9,247,420           9,247,420
  141,700       Fox Entertainment Group Inc.*                              4,339,563                        -           4,339,563
  132,200       The Walt Disney Co.                                        5,114,487                        -           5,114,487
   61,000       Time Warner, Inc.                                          4,677,937                        -           4,677,937
                                                                         -----------              -----------       -------------
                                                                          16,675,162                9,247,420          25,922,582
                                                                         -----------              -----------       -------------

                MEDICAL PRODUCTS - 1.70%
   92,000       Abbott Laboratories                                        3,829,500                        -           3,829,500
   22,150       Bausch & Lomb, Inc.                                        1,377,453                        -           1,377,453
  220,275       Baxter International, Inc                                  5,442,500               11,683,881          17,126,381
   97,900       Becton, Dickinson & Co.                                    2,471,975                        -           2,471,975
                                                                         -----------
                                                                          13,121,428               11,683,881          24,805,309
                                                                         -----------              -----------       -------------

                MEDICAL PROVIDERS - 0.38%
   62,700       Wellpoint Health Networks, Inc.*                           5,466,656                        -           5,466,656
                                                                         -----------              -----------       -------------

                MINING & METALS - 1.29%
  622,104       Alcoa, Inc                                                 5,018,475               13,800,171          18,818,646
                                                                         -----------              -----------       -------------

                MOTOR VEHICLES - 2.93%
  142,600       Borg Warner Automotive, Inc                                        -                4,839,488           4,839,488
  107,635       Delphi Automotive Systems Corp                                     -                1,594,343           1,594,343
  614,600       Ford Motor Co.                                             5,708,563               22,908,750          28,617,313
   88,000       General Motors Corp.                                       5,010,500                        -           5,010,500
  111,300       Lear Corp.*                                                2,594,681                        -           2,594,681
                                                                         -----------              -----------       -------------
                                                                          13,313,744               29,342,581          42,656,325
                                                                         -----------              -----------       -------------

                OIL REFINING - 1.73%
  585,300       Conoco, Inc.                                               8,113,387                5,385,094          13,498,481
   90,300       Texaco, Inc.                                               4,464,206                        -           4,464,206
   96,600       USX-Marathon Group                                         2,348,588                        -           2,348,588
  115,700       Williams Companies, Inc.                                   4,830,475                        -           4,830,475
                                                                         -----------              -----------       -------------
                                                                          19,756,656                5,385,094          25,141,750
                                                                         -----------              -----------       -------------

                OIL SERVICES - 1.91%
  106,500       Devon Energy Corp.                                         4,872,375                        -           4,872,375
  374,886       Halliburton Co                                                     -               17,291,617          17,291,617
  115,800       Transocean Sedco Forex, Inc                                        -                5,732,100           5,732,100
                                                                         -----------              -----------       -------------
                                                                           4,872,375               23,023,717          27,896,092
                                                                         -----------              -----------       -------------

                OTHER INSURANCE - 1.83%
  147,700       Allstate Corp.                                             4,070,981                        -           4,070,981
  205,032       Ambac Financial Group, Inc.                                        -               13,211,749          13,211,749
  448,300       Metlife Inc.*                                              3,859,800                5,554,500           9,414,300
                                                                         -----------              -----------       -------------
                                                                           7,930,781               18,766,249          26,697,030
                                                                         -----------              -----------       -------------

                PUBLISHING - 1.74%
  332,561       Knight Ridder, Inc                                         1,985,963               15,348,779          17,334,742
  193,711       New York Times Co., Class A                                        -                7,978,472           7,978,472
                                                                         -----------              -----------       -------------
                                                                           1,985,963               23,327,251          25,313,214
                                                                         -----------              -----------       -------------

                RAILROADS - 0.10%
   62,600       Burlington Northern Santa Fe Inc.                          1,529,788                        -           1,529,788
                                                                         -----------              -----------       -------------

                REAL PROPERTY - 0.28%
   45,000       Kimco Realty Corp.                                         1,856,250                        -           1,856,250
   55,000       Vornado Realty Trust                                       2,151,875                        -           2,151,875
                                                                         -----------              -----------       -------------
                                                                           4,008,125                        -           4,008,125
                                                                         -----------              -----------       -------------

                RESTAURANTS - 0.11%
   69,000       Tricon Global Restaurants, Inc.*                           1,668,938                        -           1,668,938
                                                                         -----------              -----------       -------------

                SECURITIES & ASSET MANAGEMENT - 4.20%
  381,218       AXA Financial Inc                                                  -               14,581,588          14,581,588
  149,000       Merrill Lynch & Co., Inc                                           -               19,258,250          19,258,250
  300,000       Morgan Stanley Dean Witter & Co (2)                                -               27,375,000          27,375,000
                                                                         -----------              -----------       -------------
                                                                                   -               61,214,838          61,214,838
                                                                         -----------              -----------       -------------

                SEMICONDUCTOR - 5.42%
  257,048       Applied Materials, Inc* (2)                                        -               19,503,517          19,503,517
  200,120       Atmel Corp*                                                        -                5,991,093           5,991,093
  303,958       Intel Corp                                                         -               20,289,196          20,289,196
  173,977       JDS Uniphase Corp* (2)                                             -               20,551,033          20,551,033
  141,000       Texas Instruments, Inc                                             -                8,274,938           8,274,938
   73,773       Vitesse Semiconductor Corp*                                        -                4,398,715           4,398,715
                                                                         -----------              -----------       -------------
                                                                                   -               79,008,492          79,008,492
                                                                         -----------              -----------       -------------

                SPECIALTY RETAIL - 1.45%
  221,903       Circuit City Stores, Inc                                           -                5,089,900           5,089,900
  260,397       Home Depot, Inc                                                    -               13,475,545          13,475,545
   73,600       Tiffany & Co.                                              2,520,800                        -           2,520,800
                                                                         -----------              -----------       -------------
                                                                           2,520,800               18,565,445          21,086,245
                                                                         -----------              -----------       -------------

                                                                                                                       COMBINED
                                                                                                                      PACE LARGE
                                                                                                                       COMPANY
   Combined                                                                   PACE                PAINEWEBBER        VALUE EQUITY
   Number of                                                          LARGE COMPANY VALUE      GROWTH AND INCOME      INVESTMENTS
    Shares                                                             EQUITY INVESTMENTS             FUND             PRO FORMA
----------------                                                      -------------------      -----------------     ------------

                WIRELESS TELECOMMUNICATIONS - 1.69%
    196,000     Nextel Communications, Inc.*                                       -               10,963,750          10,963,750
    216,802     Verizon Communications                                    10,189,694                        -          10,189,694
     78,900     Vodafone Group PLC, ADR*(1)                                3,402,562                        -           3,402,562
                                                                         -----------              -----------       -------------
                                                                          13,592,256               10,963,750          24,556,006
                                                                         -----------              -----------       -------------


                Total Common Stocks (cost - $1,035,128,098)              327,993,076              951,741,240       1,279,734,316
                                                                         -----------              -----------       -------------

                                                                                                                          COMBINED
                                                                                                                         PACE LARGE
   Combined                                                                              PACE LARGE                        COMPANY
   Principal                                                                           COMPANY VALUE    PAINEWEBBER     VALUE EQUITY
    Amount                                                         MATURITY INTEREST       EQUITY       GROWTH AND       INVESTMENTS
     (000)                                                           DATES    RATES     INVESTMENTS     INCOME FUND       PRO FORMA
----------------                                                   -------- --------   -------------    -----------      -----------
                  Convertible Bond - 1.30%

                  FINANCIAL SERVICES - 1.30%
  $  16,100       Bell Atlantic Financial Services Inc.
                   (cost - $15,985,505)                             09/15/05   4.250%              -      18,917,500      18,917,500
                                                                                         -----------  -------------- ---------------

                  U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.89%

    100,000       Federal Home Loan Mortgage Discount Notes         08/01/00   6.390@              -     100,000,000     100,000,000
        500       U.S. Treasury Bills                               08/17/00   5.640@        498,747               -         498,747
                                                                                         -----------  -------------- ---------------

                  Total U.S. Government Agency Obligations
                   (cost - $100,498,747)                                                     498,747     100,000,000     100,498,747
                                                                                         -----------  -------------- ---------------

                  REPURCHASE AGREEMENTS - 3.86%

     49,414       Repurchase Agreement dated 7/31/00 with
                  SG Warburg, collaterized by $49,354,000 U.S.
                  Treasury Bonds, 6.000% due 2/15/26
                  (value-$50,402,773); proceeds: $49,422,922        08/01/00   6.500               -      49,414,000      49,414,000
      5,996       Repurchase Agreement dated 07/31/00 with SG
                  Cowen Securities Group, collateralized by
                  $4,608,000 U.S. Treasury Bonds, 8.875% due
                  08/15/17 (value-$6,117,120); proceeds:
                  $5,997,083                                        08/01/00   6.500       5,996,000               -       5,996,000
        804       Repurchase Agreement date 7/31/00 with State
                  Street Bank & Trust Co., collateralized by
                  $236,517 U.S. Treasury Notes, 6.625% due
                  03/31/02 (value - $242,430) and $566,373
                  U.S. Treasury Bonds, 8.125% due 08/15/19
                  (value - $577,844); proceeds: $804,117            08/01/00   5.250         804,000               -         804,000
                                                                                         -----------  -------------- ---------------
                  Total Repurchase Agreements (cost - $56,214,000)                         6,800,000      49,414,000      56,214,000
                                                                                         -----------  -------------- ---------------

                  Total Investments (cost - $1,207,826,350) - 99.88%                     335,291,823   1,120,072,740   1,455,364,563
                  Other assets in excess of liabilities - 0.12%                                2,587       1,709,563       1,712,150
                                                                                         -----------  -------------- ---------------
                  Net Assets - 100.00%                                                  $335,294,410  $1,121,782,303 $ 1,457,076,713
                                                                                        ============  ============== ===============

----------------
*    Non-income producing security.
@    Interest rate shown is discount rate at date of purchase.
(1)  Security, or portion thereof, was on loan at July 31, 2000.
ADR  American Depositary Receipt.
(2) At November 30, 2000, PaineWebber Growth and Income Fund held these securities, which are not compatible with the investment policies of PACE Large Company Value Fund. If Growth and Income Fund's shareholders approve the Reorganization, these securities must be sold before the Reorganization is effected.

           See accompanying notes to pro forma financial statements.

PACE Large Company Value Equity Investments
PaineWebber Growth and Income Fund
Notes to PRO FORMA Financial Statements
For the year ended July 31, 2000 (unaudited)

Basis of Presentation:

Subject to the approval of the Agreement and Plan of Reorganization and Termination ("Plan") by the shareholders of PaineWebber Growth and Income Fund ("Growth and Income"), PACE Large Company Value Equity Investments ("Large Company Value") would acquire the assets of Growth and Income in exchange solely for the assumption by Large Company Value of Growth and Income's assets and stated liabilities and shares of Large Company Value that correspond to the outstanding shares of Growth and Income. The number of shares to be received would be based on the relative net asset value of Large Company Value's shares on the effective date of the Plan and Growth and Income will be terminated as soon as practicable thereafter.

The PRO FORMA financial statements reflect the financial position of Large Company Value and Growth and Income at July 31, 2000 and the combined results of operations of Large Company Value and Growth and Income (each a "Fund" and, together, the "Funds") for the year ended July 31, 2000.

As a result of the Plan, the investment management and administration fee will increase due to the higher fee schedule, net of waivers, of Large Company Value. However, after anticipated savings in other expenses of the Fund (due to the elimination of duplicative expenses and increased asset size) and the management fee waiver/expense reimbursement, the shareholders of Growth and Income will not experience an increase in total expenses. Growth and Income currently pays Rule 12b-1 distribution or service fees; as of July 31, 2000, Large Company Value does not. In addition, the PRO FORMA statement of assets and liabilities has not been adjusted as a result of the proposed transaction because such adjustment would not be material. The costs of approximately $335,000 associated with the Reorganization will be paid by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated (a wholly owned indirect subsidiary of UBS AG), so that each Fund bears no expenses in connection with the Reorganization. These costs are not included in the PRO FORMA statement of operations.

The PRO FORMA financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on August 1, 1999. The PRO FORMA financial statements should be read in conjunction with the historical financial statements of the constituent Funds included in or incorporated by reference in the applicable statement of additional information.

SIGNIFICANT ACCOUNTING POLICIES:

The Funds' financial statements are prepared in accordance with generally accepted accounting principles that require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. The following is a summary of significant accounting policies followed by the Funds.

VALUATION OF INVESTMENTS - Each Fund calculates its net asset value based on the current market value for its portfolio securities. Each Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by each Fund's sub-advisers. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

PACE LARGE COMPANY VALUE EQUITY INVESTMENTS
PAINEWEBBER GROWTH AND INCOME FUND
PAINEWEBBER TAX-MANAGED EQUITY FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)


                                                                                                                        PRO FORMA
                                                                                                                         COMBINED
                                                                                                                        PACE LARGE
                                                                    PACE LARGE                                           COMPANY
                                                                  COMPANY VALUE     PW GROWTH AND    PW TAX-MANAGED    VALUE EQUITY
                                                                EQUITY INVESTMENTS   INCOME FUND      EQUITY FUND      INVESTMENTS
                                                                ------------------ --------------    --------------    -----------
Assets
Investments in securities, at value (cost - $344,403,107,
  $863,423,243, $40,790,811 and $1,248,617,161, respectively)     $ 335,291,823   $1,120,072,740     $ 46,424,785    $1,501,789,348
Investment of cash collateral for securities loaned
  (cost - $28,786,800, $0, $2,271,800 and
  $31,058,600, respectively)                                         28,786,800                -        2,271,800        31,058,600
Cash                                                                     32,936          143,975            8,680           185,591
Receivable for investments sold                                       1,478,244        3,629,195           28,190         5,135,629
Receivable for shares of beneficial interest sold                       175,085           91,262                -           266,347
Dividends and interest receivable                                       303,098        1,073,168           30,959         1,407,225
Deferred organizational expenses                                          1,025                -                -             1,025
Other assets                                                             46,443           76,866           37,038           160,347
                                                                  -------------   --------------     ------------    --------------
Total assets                                                        366,115,454    1,125,087,206       48,801,452     1,540,004,112
                                                                  -------------   --------------     ------------    --------------
LIABILITIES
Payable for cash collateral for securities loaned                    28,786,800                -        2,271,800        31,058,600
Payable for investments purchased                                     1,538,295                -                -         1,538,295
Payable for shares of beneficial interest repurchased                   111,422        1,909,630          101,762         2,122,814
Payable to affiliates                                                   231,826          687,616           30,810           950,252
Accrued expenses and other liabilities                                  152,701          707,657          166,832         1,027,190
                                                                  -------------   --------------     ------------    --------------
Total liabilities                                                    30,821,044        3,304,903        2,571,204        36,697,151
                                                                  -------------   --------------     ------------    --------------
NET ASSETS

Beneficial interest shares of $0.001 par value
  outstanding - 20,507,671, 34,677,488, 3,415,082
  and 91,947,028, respectively                                      354,857,514      727,258,953       42,919,532     1,125,035,999
Accumulated undistributed (distributions in excess of)
  net investment income (loss)                                        1,716,264         (131,367)        (300,595)        1,284,302
Accumulated net realized gains (losses) from
  investment transactions                                           (12,168,084)     138,005,220       (2,022,663)      123,814,473
Net unrealized appreciation (depreciation) of investments            (9,111,284)     256,649,497        5,633,974       253,172,187
                                                                  -------------   --------------     ------------    --------------
Net assets applicable to shares outstanding                       $ 335,294,410   $1,121,782,303     $ 46,230,248    $1,503,306,961
                                                                  =============   ==============     ============    ==============
  CLASS P:
Net assets                                                          335,294,410   $            -     $          -    $  335,294,410
                                                                  -------------   --------------     ------------    --------------
Shares outstanding                                                   20,507,671                -                -        20,507,671
                                                                  -------------   --------------     ------------    --------------
Net asset value and offering price per share                      $       16.35   $            -     $          -    $        16.35
                                                                  =============   ==============     ============    ==============

  CLASS A:
Net assets                                                        $           -   $  731,944,747     $ 12,711,482    $  744,656,229
                                                                  -------------   --------------     ------------    --------------
Shares outstanding                                                            -       22,516,039          933,197        45,545,540
                                                                  -------------   --------------     ------------    --------------
Net asset and redemption value per share                          $           -   $        32.51     $      13.62    $        16.35
                                                                  =============   ==============     ============    ==============
Maximum offering price per share (net asset value plus
  sales charge of 4.5% of offering price)                         $           -   $        34.04     $      14.26    $        17.12
                                                                  =============   ==============     ============    ==============

  CLASS B:
Net assets                                                        $           -   $  216,222,256     $ 20,655,968    $  236,878,224
                                                                  -------------   --------------     ------------    --------------

Shares outstanding                                                           -         6,765,936        1,529,570        14,488,224
                                                                  -------------   --------------     ------------    --------------
Net asset value and offering price per share                      $           -   $        31.96     $      13.50    $      $ 16.35
                                                                  =============   ==============     ============    ==============

  CLASS C:
Net assets                                                        $           -   $  126,509,235     $ 12,610,157    $  139,119,392
                                                                  -------------   --------------     ------------    --------------
Shares outstanding                                                            -        3,950,549          933,703         8,508,984
                                                                  -------------   --------------     ------------    --------------
Net asset value and offering price per share                      $           -   $        32.02     $      13.51    $        16.35
                                                                  =============   ==============     ============    ==============

  CLASS Y:
Net assets                                                        $           -   $   47,106,065     $    252,641    $   47,358,706
                                                                  -------------   --------------     ------------    ---------------
Shares outstanding                                                            -        1,444,964           18,612         2,896,609
                                                                  -------------   --------------     ------------    --------------
Net asset value and offering price per share                      $           -   $        32.60     $      13.57    $        16.35
                                                                  =============   ==============     ============    ==============


            See accompanying notes to pro forma financial statements

PACE LARGE COMPANY VALUE EQUITY INVESTMENTS
PAINEWEBBER GROWTH AND INCOME FUND
PAINEWEBBER TAX-MANAGED EQUITY FUND
PRO FORMA STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)


                                                                                                                        PRO FORMA
                                                                                                                         COMBINED
                                                                                                                        PACE LARGE
                                                      PACE LARGE                                                          COMPANY
                                                     COMPANY VALUE     PW GROWTH AND  PW TAX-MANAGED                   VALUE EQUITY
                                                   EQUITY INVESTMENTS   INCOME FUND   EQUITY FUND     ADJUSTMENTS       INVESTMENTS
                                                   ------------------ --------------- -------------   -----------      -----------
Investment income:
  Interest                                          $     517,478     $   7,337,288     $   369,940  $         -      $   8,224,707
  Dividends                                             5,821,563        12,292,359         607,113            -         18,721,036
                                                    -------------     -------------     -----------  -----------      -------------
                                                        6,339,041        19,629,648         977,054            -         26,945,743
                                                    -------------     -------------     -----------  -----------      -------------

EXPENSES:
  Investment advisory and administration                2,800,505         8,989,472         419,843    1,312,198  (a)    13,522,018
  Shareholder distribution and servicing fees                   -         6,164,635         439,315            -          6,603,950
  Transfer agency and service                             153,350         1,093,460          29,273            -          1,276,083
  Trustees' fees                                           26,250            13,500          13,500      (27,000) (b)        26,250
  Legal and audit                                          44,674           213,090          70,235     (283,325) (b)        44,674
  Amortization of organizational expenses                  19,032                 -               -            -             19,032
  Reports and notices to shareholders                      48,573           120,700          38,915     (127,692) (b)        80,496
  Federal and state registration fees                      53,991            54,106          97,916     (121,618) (b)        84,396
  Custody and accounting                                  210,038           770,526          33,587            -          1,014,152
  Other expenses                                           18,862           455,128          51,121            -            525,110
                                                    -------------     -------------     -----------  -----------      ------------
                                                        3,375,275        17,874,617       1,193,705      752,563         23,196,160
  Less: fee waivers and reimbursements
          from investment adviser                         (16,771)                -         (24,267)  (1,183,177)        (1,224,215)
                                                    -------------     -------------     -----------  ------------     -------------
  Net expenses                                          3,358,504        17,874,617       1,169,438     (430,614) (c)    21,971,945
                                                    -------------     -------------     -----------  -----------      -------------

  Net investment income (loss)                          2,980,537         1,755,031        (192,384)     430,614          4,973,797
                                                    -------------     -------------     -----------  -----------      -------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM
  INVESTMENT TRANSACTIONS:
  Net realized gains (losses) from investment
   transactions                                        (4,441,250)      137,531,378      (2,181,904)           -        130,908,224
  Net change in unrealized appreciation
   (depreciation) of investments                      (56,910,128)      227,228,988       4,703,436            -        175,022,296
                                                    --------------    --------------    -----------  -----------      -------------
Net realized and unrealized gains (losses)
   from investment activities                         (61,351,378)      364,760,366       2,521,532            -        305,930,520
                                                    --------------    --------------    -----------  -----------      -------------
Net increase (decrease) in net assets resulting
  from operations                                   $ (58,370,841)    $ 366,515,396     $ 2,329,148  $   430,614      $ 310,904,317
                                                    =============     =============     ===========  ===========      =============

--------------------------
(a) Reflects increase in fees resulting from higher fee schedule, before waivers, of PACE Large Company Value Equity Investments.
(b) Reflects the anticipated savings of the merger.
(c) Reflects decrease in fees resulting from lower fee schedule, net of waivers, of PACE Large Company Value Equity Investments.


            See accompanying notes to pro forma financial statements

 PACE LARGE COMPANY VALUE EQUITY INVESTMENTS
 PAINEWEBBER GROWTH AND INCOME FUND
 PAINEWEBBER TAX-MANAGED EQUITY FUND
 PRO FORMA PORTFOLIO OF INVESTMENTS
 FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)


                                                                                                                      PRO FORMA
                                                                                                                       COMBINED
                                                                                                                     PACE LARGE
   Combined                                                       PACE            PAINEWEBBER        PAINEWEBBER       COMPANY
   Number of                                               LARGE COMPANY VALUE  GROWTH AND INCOME    TAX-MANAGED     VALUE EQUITY
    Shares                                                 EQUITY INVESTMENTS        FUND            EQUITY FUND      INVESTMENTS
----------------                                           ------------------  -----------------     -----------     -----------

            COMMON STOCKS - 87.96%

            AGRICULTURE, FOOD & BEVERAGE - 0.31%
    114,900 H. J. Heinz Co.                                    $ 4,588,819         $         -       $         -    $   4,588,819
                                                               -----------         -----------       -----------    -------------

            AIRLINES - 1.03%
     25,000 America West Holding Corp*(1)                                -                   -           401,563          401,563
      6,100 AMR Corp*                                                    -                   -           201,681          201,681
    277,300 Delta Air Lines, Inc.                                5,030,519           9,857,025                 -       14,887,544
                                                               -----------         -----------       -----------    -------------

                                                                 5,030,519           9,857,025           603,244       15,490,788
                                                               -----------         -----------       -----------    -------------

            ALCOHOL - 0.64%
     63,700 Anheuser-Busch Companies, Inc.                       5,127,850                   -                 -        5,127,850
     79,900 Seagram Co. Ltd.                                     4,479,394                   -                 -        4,479,394
                                                               -----------         -----------       -----------    -------------
                                                                 9,607,244                   -                 -        9,607,244
                                                               -----------         -----------       -----------    -------------

            APPAREL, RETAIL - 0.36%
    261,500 The Limited, Inc. (1)                                4,498,294                   -           846,113        5,344,407
                                                               -----------         -----------       -----------    -------------

            BANKS - 4.36%
     37,900 Bank One Corp.(1)                                    1,205,694                   -                 -        1,205,694
    574,550 Chase Manhattan Corp                                 5,033,344          22,262,485         1,252,125       28,547,954
    181,800 Citigroup, Inc                                      10,732,556                   -         2,095,706       12,828,262
    331,100 Fleet Boston Financial Corp                                  -          11,363,306           494,213       11,857,519
     91,100 PNC Bank Corp.                                       4,634,712                   -                 -        4,634,712
    108,800 Wells Fargo and Co.                                  4,494,800                   -                 -        4,494,800
     45,000 Zions BanCorp                                        1,968,750                   -                 -        1,968,750

                                                               -----------         -----------       -----------    -------------
                                                                28,069,856          33,625,791         3,842,044       65,537,691
                                                               -----------         -----------       -----------    -------------

            CHEMICALS - 1.85%
     31,750 Air Products & Chemicals, Inc.                       1,059,656                   -                 -        1,059,656
    423,354 Dow Chemical Co                                              -          12,171,428                 -       12,171,428
    166,500 Pharmacia Corp.                                      9,115,875                   -                 -        9,115,875
    122,600 Union Carbide Corp.(1)                               5,494,013                   -                 -        5,494,013
                                                               -----------         -----------       -----------    -------------
                                                                15,669,544          12,171,428                 -       27,840,972
                                                               -----------         -----------       -----------    -------------

            COMPUTER HARDWARE - 6.02%
    313,280 Apple Computer, Inc.*                                        -          15,918,540                 -       15,918,540
    724,000 Cisco Systems Inc.* (2)                                      -          47,115,000           261,750       47,376,750
    189,100 Compaq Computer Corp.                                5,306,619                   -                 -        5,306,619
    389,000 Dell Computer Corp.* (2)                                     -          17,091,687                 -       17,091,687
     44,000 Hewlett-Packard Co.                                  4,804,250                   -                 -        4,804,250
                                                               -----------         -----------       -----------    -------------
                                                                10,110,869          80,125,227           261,750       90,497,846
                                                               -----------         -----------       -----------    -------------

            COMPUTER SOFTWARE - 3.72%
    120,700 Computer Associates International, Inc.              2,994,869                   -                 -        2,994,869
    307,100 International Business Machines                     10,276,787          22,217,650           910,744       33,405,181
    278,625 Microsoft Corp*                                              -          18,460,170           991,337       19,451,507
                                                               -----------         -----------       -----------    -------------
                                                                13,271,656          40,677,820         1,902,081       55,851,557
                                                               -----------         -----------       -----------    -------------

            CONSUMER DURABLES - 0.49%
    170,477 Whirlpool Corp.                                              -           6,714,663           647,813        7,362,476
                                                               -----------         -----------       -----------    -------------

            DEFENSE AND AEROSPACE - 1.97%
    330,600 Boeing Co                                                    -          15,508,500           690,900       16,199,400
     59,800 General Dynamics Corp.                               3,374,963                   -                 -        3,374,963
    222,647 TRW, Inc                                             2,103,075           7,003,375           898,750       10,005,200
                                                               -----------         -----------       -----------    -------------
                                                                 5,478,038          22,511,875         1,589,650       29,579,563
                                                               -----------         -----------       -----------    -------------

            DIVERSIFIED RETAIL - 2.47%
    420,100 Federated Department Stores, Inc*                    1,987,562           7,880,469           240,625       10,108,656
    930,500 Target Corp                                          3,828,000          23,156,500                 -       26,984,500
                                                               -----------         -----------       -----------    -------------
                                                                 5,815,562          31,036,969           240,625       37,093,156
                                                               -----------         -----------       -----------    -------------

            DRUGS & MEDICINE - 3.63%
     90,700 Bristol-Myers Squibb Co.                             4,500,988                   -                 -        4,500,988
    594,390 Pfizer, Inc                                                  -          25,633,068                 -       25,633,068
    564,200 Schering-Plough Corp                                         -          24,016,569           349,819       24,366,388
                                                               -----------         -----------       -----------    -------------
                                                                 4,500,988          49,649,637           349,819       54,500,444
                                                               -----------         -----------       -----------    -------------

            ELECTRIC UTILITIES - 2.66%
     12,600 Constellation Energy Group, Inc                              -                   -           419,737          419,737
    181,467 Duke Energy Corp                                             -          11,194,246                 -       11,194,246
    127,900 Edison International, Inc.                           2,518,031                   -                 -        2,518,031
    221,000 Energy East Corp                                             -           4,171,375                 -        4,171,375
    100,200 Florida Progress Corp.                               4,909,800                   -                 -        4,909,800
     52,300 FPL Group, Inc.                                      2,523,475                   -                 -        2,523,475
      8,800 PECO Energy Co                                               -                   -           375,650          375,650
      9,100 Pinnacle West Capital Group                                  -                   -           360,019          360,019

                                                                                                                      PRO FORMA
                                                                                                                       COMBINED
                                                                                                                     PACE LARGE
   Combined                                                       PACE            PAINEWEBBER        PAINEWEBBER       COMPANY
   Number of                                               LARGE COMPANY VALUE  GROWTH AND INCOME    TAX-MANAGED     VALUE EQUITY
    Shares                                                 EQUITY INVESTMENTS        FUND            EQUITY FUND      INVESTMENTS
----------------                                           ------------------  -----------------     -----------     -----------
    160,000 Reliant Energy, Inc.                                 5,360,000                   -                 -        5,360,000
    197,200 Unicom Corp                                                  -           8,097,525                 -        8,097,525
                                                               -----------         -----------       -----------    -------------
                                                                15,311,306          23,463,146         1,155,406       39,929,858
                                                               -----------         -----------       -----------    -------------
            ELECTRICAL EQUIPMENT - 3.86%
      6,000 Corning Inc                                                  -                   -         1,403,625        1,403,625
    152,553 Honeywell, Inc                                               -           5,129,595                 -        5,129,595
    412,000 Jabil Circuit, Inc* (2)                                      -          20,625,750                 -       20,625,750
    128,400 Johnson Controls, Inc                                        -           6,149,400           519,375        6,668,775
    731,228 Motorola, Inc                                        4,598,994          18,704,382           872,850       24,176,226
                                                               -----------         -----------       -----------    -------------
                                                                 4,598,994          50,609,127         2,795,850       58,003,971
                                                               -----------         -----------       -----------     ------------
            ELECTRICAL POWER - 1.18%
    148,233 Emerson Electric Co                                          -           8,440,853           610,625        9,051,478
     26,219 Koninklijke (Royal) Philips Electronics N.V.*          113,332                   -         1,078,500        1,191,832
    157,700 Koninklijke (Royal) Philips Electronics N.V.,
              ADR*(1)                                            7,086,644                   -                 -        7,086,644
     10,000 Rockwell International Corp                                  -                   -           350,625          350,625
                                                               -----------         -----------       -----------    -------------
                                                                 7,199,976           8,440,853         2,039,750       17,680,579
                                                               -----------         -----------       -----------    -------------
            ENERGY RESERVES & PRODUCTION - 7.70%
     96,300 Apache Corp.(1)                                      4,790,925                   -                 -        4,790,925
     39,500 Burlington Resources, Inc.(1)                        1,288,687                   -                 -        1,288,687
    249,131 Chevron Corp                                                 -          19,499,649           181,700       19,681,349
    314,385 El Paso Energy Corp                                          -          15,208,374                 -       15,208,374
    469,883 Exxon Mobil Corp                                    10,624,000          25,593,760         1,372,880       37,590,640
    194,661 Phillips Petroleum Co                                        -           9,464,387           426,825        9,891,212
    354,200 Royal Dutch Petroleum Co., ADR                               -          19,892,375           739,775       20,632,150
    249,990 Tosco Corp                                                   -           5,824,435           800,300        6,624,735
                                                               -----------         -----------       -----------    -------------
                                                                16,703,612          95,482,980         3,521,480      115,708,072
                                                               -----------         -----------       -----------    -------------
            ENTERTAINMENT - 1.23%
    278,995 Viacom, Inc., Class B*                                       -          17,440,188         1,060,668       18,500,856
                                                               -----------         -----------       -----------    -------------
            FINANCIAL SERVICES - 4.94%
    174,650 Associates First Capital Corp.                       4,573,647                   -                 -        4,573,647
    329,538 Citigroup, Inc                                               -          23,253,025                 -       23,253,025
    224,600 Federal Home Loan Mortgage Corp                              -           8,494,837           362,825        8,857,662
     95,150 Federal National Mortgage Association                4,745,606                   -                 -        4,745,606
     77,200 Household International, Inc.                        3,440,225                   -                 -        3,440,225
    254,400 General Electric Co (2)                                      -          13,085,700                 -       13,085,700
    315,543 MBNA Corp                                                    -           9,863,748           667,500       10,531,248
     57,075 Providian Financial Corp                                     -           5,818,083                 -        5,818,083
                                                               -----------         -----------       -----------    -------------
                                                                12,759,478          60,515,393         1,030,325       74,305,196
                                                               -----------         -----------       -----------    -------------
            FOREST PRODUCTS, PAPER - 1.77%
     68,200 Kimberly Clark Corp.                                 3,917,237                   -                 -        3,917,237
    138,900 International Paper Co                                       -           4,522,000           200,600        4,722,600
    393,714 Weyerhaeuser Co                                      3,088,475          14,063,252           836,081       17,987,808
                                                               -----------         -----------       -----------    -------------
                                                                 7,005,712          18,585,252         1,036,681       26,627,645
                                                               -----------         -----------       -----------    -------------
            FREIGHT, AIR, SEA & LAND - 0.31%
     80,100 United Parcel Service, Inc.                          4,705,875                   -                 -        4,705,875
                                                               -----------         -----------       -----------    -------------
            HEAVY MACHINERY - 0.32%
    124,700 Deere & Co.(1)                                       4,808,744                   -                 -        4,808,744
                                                               -----------         -----------       -----------    -------------
            HOTELS - 0.17%
     75,600 Starwood Hotels & Resorts Worldwide, Inc.(1)         2,579,850                   -                 -        2,579,850
                                                               -----------         -----------       -----------    -------------
            HOUSEHOLD PRODUCTS - 0.44%
    120,600 Avon Products, Inc.(1)                               4,786,312                   -                 -        4,786,312
     68,850 Newell Rubbermaid, Inc.                              1,854,647                   -                 -        1,854,647
                                                               -----------         -----------       -----------    -------------
                                                                 6,640,959                   -                 -        6,640,959
                                                               ------------        -----------       -----------    -------------
            INDUSTRIAL PARTS - 3.01%
    156,666 Ingersoll Rand Co                                            -           6,149,140                 -        6,149,140
    213,800 Mettler Toledo International Inc.*                           -           7,261,650         1,397,250        8,658,900
    521,706 United Technologies Corp (2)                                 -          29,269,225         1,185,363       30,454,588
                                                               -----------         -----------       -----------    -------------
                                                                         -          42,680,015         2,582,613       45,262,628
                                                               -----------         -----------       -----------    -------------
            INDUSTRIAL SERVICES & SUPPLIES - 1.32%
    371,400 Tyco International, Ltd.                             3,424,000          16,445,900                 -       19,869,900
                                                               -----------         -----------       -----------    -------------
            INFORMATION & COMPUTER SERVICES - 1.28%
    180,900 America Online Inc*                                          -           9,644,231                 -        9,644,231
    141,200 AMR Corp*                                                    -           4,668,425                 -        4,668,425
     26,000 Comdisco Inc                                                 -                   -           672,750          672,750
     84,200 Electronic Data Systems Corp.                        3,620,600                   -                 -        3,620,600
     14,800 First Data Corp                                              -                   -           681,725          681,725
                                                               -----------         -----------       -----------    -------------
                                                                 3,620,600          14,312,656         1,354,475       19,287,731
                                                               -----------         -----------       -----------    -------------
            LEISURE - 0.07%
     18,000 Eastman Kodak Co                                             -                   -           987,750          987,750
                                                               -----------         -----------       -----------    -------------

                                                                                                                      PRO FORMA
                                                                                                                       COMBINED
                                                                                                                     PACE LARGE
   Combined                                                       PACE            PAINEWEBBER        PAINEWEBBER       COMPANY
   Number of                                               LARGE COMPANY VALUE  GROWTH AND INCOME    TAX-MANAGED     VALUE EQUITY
    Shares                                                 EQUITY INVESTMENTS        FUND            EQUITY FUND      INVESTMENTS
----------------                                           ------------------  -----------------     -----------     -----------
            LIFE INSURANCE - 0.16%
     44,650 Aetna Life & Casualty Co.                            2,478,075                   -                 -        2,478,075
                                                               -----------         -----------       -----------    -------------
            LONG DISTANCE & PHONE COMPANIES - 2.07%
    157,900 AT&T Corp.                                           4,885,031                   -                 -        4,885,031
    454,200 MCI Worldcom Inc*                                    4,675,781          13,066,406                 -       17,742,187
     80,642 Qwest Communications International Inc.*             3,785,134                   -                 -        3,785,134
    110,600 SBC Communications, Inc.                             4,707,413                   -                 -        4,707,413
                                                               -----------         -----------       -----------    -------------
                                                                18,053,359          13,066,406                 -       31,119,765
                                                               -----------         -----------       -----------    -------------
            MEDIA - 1.72%
     35,600 AMFM Inc.*                                           2,543,175                   -                 -        2,543,175
    271,858 Comcast Corp., Class A*                                      -           9,247,420                 -        9,247,420
    141,700 Fox Entertainment Group Inc.*                        4,339,563                   -                 -        4,339,563
    132,200 The Walt Disney Co.                                  5,114,487                   -                 -        5,114,487
     61,000 Time Warner, Inc.                                    4,677,937                   -                 -        4,677,937
                                                               -----------         -----------       -----------    -------------
                                                                16,675,162           9,247,420                 -       25,922,582
                                                               -----------         -----------       -----------    -------------
            MEDICAL PRODUCTS - 1.73%
     92,000 Abbott Laboratories                                  3,829,500                   -                 -        3,829,500
     22,150 Bausch & Lomb, Inc.                                  1,377,453                   -                 -        1,377,453
    226,975 Baxter International, Inc                            5,442,500          11,683,881           520,925       17,647,306
     97,900 Becton, Dickinson & Co.                              2,471,975                   -                 -        2,471,975
      6,700 Johnson & Johnson                                            -                   -           623,519          623,519
                                                               -----------         -----------       -----------    -------------
                                                                13,121,428          11,683,881         1,144,444       25,949,753
                                                               -----------         -----------       -----------    -------------
            MEDICAL PROVIDERS - 0.41%
     20,200 Columbia/HCA Healthcare Corp                                 -                   -           686,800          686,800
     62,700 Wellpoint Health Networks, Inc.*                     5,466,656                   -                 -        5,466,656
                                                               -----------         -----------       -----------    -------------
                                                                 5,466,656                   -           686,800        6,153,456
                                                               -----------         -----------       -----------    -------------
            MINING & METALS - 1.32%
    656,448 Alcoa, Inc                                           5,018,475          13,800,171         1,038,906       19,857,552
                                                               -----------         -----------       -----------    -------------
            MOTOR VEHICLES - 2.92%
    142,600 Borg Warner Automotive, Inc                                  -           4,839,488                 -        4,839,488
    150,935 Delphi Automotive Systems Corp                               -           1,594,343           641,381        2,235,724
    626,000 Ford Motor Co.                                       5,708,563          22,908,750           530,813       29,148,126
     88,000 General Motors Corp.                                 5,010,500                   -                 -        5,010,500
    111,300 Lear Corp.*                                          2,594,681                   -                 -        2,594,681
                                                               -----------         -----------       -----------    -------------
                                                                13,313,744          29,342,581         1,172,194       43,828,519
                                                               -----------         -----------       -----------    -------------
            OIL REFINING - 1.69%
    595,800 Conoco, Inc.                                         8,113,387           5,385,094           242,156       13,740,637
     90,300 Texaco, Inc.                                         4,464,206                   -                 -        4,464,206
     96,600 USX-Marathon Group                                   2,348,588                   -                 -        2,348,588
    115,700 Williams Companies, Inc.                             4,830,475                   -                 -        4,830,475
                                                               -----------         -----------       -----------    -------------
                                                                19,756,656           5,385,094           242,156       25,383,906
                                                               -----------         -----------       -----------    -------------
            OIL SERVICES - 2.06%
     20,000 BJ Services Co.*(1)                                          -                   -         1,167,500        1,167,500
     18,500 Cooper Cameron Corp.*(1)                                     -                   -         1,195,562        1,195,562
    106,500 Devon Energy Corp.                                   4,872,375                   -                 -        4,872,375
    391,686 Halliburton Co                                               -          17,291,617           774,900       18,066,517
    115,800 Transocean Sedco Forex, Inc                                  -           5,732,100                 -        5,732,100
                                                               -----------         -----------       -----------    -------------
                                                                 4,872,375          23,023,717         3,137,962       31,034,054
                                                               -----------         -----------       -----------    -------------
            OTHER INSURANCE - 1.84%
    167,400 Allstate Corp.                                       4,070,981                   -           542,981        4,613,962
    205,032 Ambac Financial Group, Inc.                                  -          13,211,749                 -       13,211,749
    468,300 Metlife Inc.*(1)                                     3,859,800           5,554,500           420,000        9,834,300
                                                               -----------         -----------       -----------    -------------
                                                                 7,930,781          18,766,249           962,981       27,660,011
                                                               -----------         -----------       -----------    -------------
            PUBLISHING - 1.78%
      8,000 Dow Jones & Co., Inc                                         -                   -           527,500          527,500
    341,561 Knight Ridder, Inc                                   1,985,963          15,348,779           469,125       17,803,867
    205,711 New York Times Co., Class A                                  -           7,978,472           494,250        8,472,722
                                                               -----------         -----------       -----------    -------------
                                                                 1,985,963          23,327,251         1,490,875       26,804,089
                                                               -----------         -----------       -----------    -------------
            RAILROADS - 0.10%
     62,600 Burlington Northern Santa Fe Inc.                    1,529,788                   -                 -        1,529,788
                                                               -----------         -----------       -----------    -------------
            REAL PROPERTY - 0.27%
     45,000 Kimco Realty Corp.                                   1,856,250                   -                 -        1,856,250
     55,000 Vornado Realty Trust                                 2,151,875                   -                 -        2,151,875
                                                               -----------         -----------       -----------    -------------
                                                                 4,008,125                   -                 -        4,008,125
                                                               -----------         -----------       -----------    -------------
            RESTAURANTS - 0.11%
     69,000 Tricon Global Restaurants, Inc.*                     1,668,938                   -                 -        1,668,938
                                                               -----------         -----------       -----------    -------------
            SECURITIES & ASSET MANAGEMENT - 4.28%
    396,218 AXA Financial Inc                                            -          14,581,588           573,750       15,155,338
     12,300 Lehman Brothers Holdings, Inc                                -                   -         1,382,212        1,382,212
    158,000 Merrill Lynch & Co., Inc                                     -          19,258,250         1,163,250       20,421,500
    300,000 Morgan Stanley Dean Witter & Co (2)                          -          27,375,000                 -       27,375,000
                                                               -----------         -----------       -----------    -------------
                                                                         -          61,214,838         3,119,212       64,334,050
                                                               -----------         -----------       -----------    -------------

                                                                                                                      PRO FORMA
                                                                                                                       COMBINED
                                                                                                                     PACE LARGE
   Combined                                                       PACE            PAINEWEBBER        PAINEWEBBER       COMPANY
   Number of                                              LARGE COMPANY VALUE  GROWTH AND INCOME     TAX-MANAGED     VALUE EQUITY
    Shares                                                 EQUITY INVESTMENTS        FUND            EQUITY FUND      INVESTMENTS
----------------                                           ------------------  -----------------     -----------     -----------
            SEMICONDUCTOR - 5.31%
    257,048 Applied Materials, Inc* (2)                                  -          19,503,517                 -       19,503,517
    200,120 Atmel Corp*                                                  -           5,991,093                 -        5,991,093
    310,358 Intel Corp                                                   -          20,289,196           427,200       20,716,396
    173,977 JDS Uniphase Corp* (2)                                       -          20,551,033                 -       20,551,033
    147,100 Texas Instruments, Inc                                       -           8,274,938           357,994        8,632,932
     73,773 Vitesse Semiconductor Corp*                                  -           4,398,715                 -        4,398,715
                                                               -----------         -----------       -----------    -------------
                                                                         -          79,008,492           785,194       79,793,686
                                                               -----------         -----------       -----------     ------------
            SPECIALTY RETAIL - 1.47%
    245,903 Circuit City Stores, Inc                                     -           5,089,900           550,500        5,640,400
    260,397 Home Depot, Inc                                              -          13,475,545                 -       13,475,545
     11,000 Lowe's Companies, Inc                                                                        464,062          464,062
     73,600 Tiffany & Co.                                        2,520,800                   -                 -        2,520,800
                                                               -----------         -----------       -----------    -------------
                                                                 2,520,800          18,565,445         1,014,562       22,100,807
                                                               -----------         -----------       -----------    -------------
            WIRELESS TELECOMMUNICATIONS - 1.63%
    196,000 Nextel Communications, Inc.*                                 -          10,963,750                 -       10,963,750
    216,802 Verizon Communications                              10,189,694                   -                 -       10,189,694
     78,900 Vodafone Group PLC, ADR*(1)                          3,402,562                   -                 -        3,402,562
                                                               -----------         -----------       -----------    -------------
                                                                13,592,256          10,963,750                 -       24,556,006
                                                               -----------         -----------       -----------    -------------
            Total Common Stocks (cost - $1,072,137,548)        327,993,076         951,741,240        42,643,423    1,322,377,739
                                                               -----------         -----------       -----------    -------------




   Combined
   Principal                                                                                                    PACE
    Amount                                                              MATURITY          INTEREST      LARGE COMPANY VALUE
     (000)                                                               DATES              RATES        EQUITY INVESTMENTS
----------------                                                        --------          --------       -------------------
            Convertible Bond - 1.26%

            FINANCIAL SERVICES - 1.26%
   $ 16,100 Bell Atlantic Financial Services Inc.
     (cost - $15,985,505)                                               09/15/05            4.250%
                                                                                                            -------------

            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.83%

    102,200 Federal Home Loan Mortgage Discount Notes             08/01/00 to 08/18/02      6.390                      -
        500 U.S. Treasury Bills (cost - $498,747)                       08/17/00            5.640@               498,747
                                                                                                           -------------
            Total U.S. Government and
              Agency Obligations (cost - $102,692,109)                                                           498,747
                                                                                                           -------------

            REPURCHASE AGREEMENTS - 3.84%

      1,588 Repurchase Agreement dated 07/31/00 with
            Dresdner Bank AG, collateralized by $1,542,000
            U.S. Treasury Bonds, 6.25% due 8/15/23 (value-
            $1,619,947); proceeds: $1,588,288                           08/01/00            6.540                      -
     49,414 Repurchase Agreement dated 7/31/00 with SG Warburg, collateralized by $49,354,000 U.S. Treasury Bonds,
            6.00% due 2/15/26 (value-$50,402,773); proceeds:
            $49,422,922                                                 08/01/00            6.500                      -
      5,996 Repurchase Agreement dated 07/31/00 with SG Cowen
            Securities Group, collateralized by $4,608,000
            U.S. Treasury Bonds, 8.875% due 08/15/17
            (value-$6,117,120); proceeds: $5,997,083                    08/01/00            6.500              5,996,000
        804 Repurchase Agreement date 7/31/00 with State Street
            Bank & Trust Co., collateralized by $236,517
            U.S. Treasury Notes, 6.625% due 03/31/02
            (value - $242,430) and $566,373 U.S. Treasury
            Bonds, 8.125% due 08/15/19 (value - $577,844);
            proceeds: $804,117                                          08/01/00            5.250                804,000
                                                                                                           -------------
            Total Repurchase Agreements (cost - $57,802,000)                                                   6,800,000
                                                                                                           -------------

            Total Investments (cost - $1,248,617,161) - 99.90%                                               335,291,823
            Other assets (liabilities) in excess of
              liabilities/other assets - 0.10%                                                                     2,587
                                                                                                           -------------
            Net Assets - 100.00%                                                                           $ 335,294,410
                                                                                                           =============



                                                                                                                  PRO FORMA
                                                                                                                   COMBINED
   Combined                                                                                                       PACE LARGE
   Principal                                                                  PAINEWEBBER      PAINEWEBBER         COMPANY
    Amount                                                                 GROWTH AND INCOME   TAX-MANAGED      VALUE EQUITY
     (000)                                                                        FUND         EQUITY FUND       INVESTMENTS
----------------                                                           -----------------   -----------      ------------
            Convertible Bond - 1.26%

            FINANCIAL SERVICES - 1.26%
   $ 16,100 Bell Atlantic Financial Services Inc.
     (cost - $15,985,505)                                                       18,917,500               -         18,917,500
                                                                            --------------    ------------     --------------

            U.S. GOVERNMENT AND AGENCY OBLIGATIONS  - 6.83%

    102,200 Federal Home Loan Mortgage Discount Notes                          100,000,000       2,193,362        102,193,362
        500 U.S. Treasury Bills                                                          -               -            498,747
                                                                            --------------    ------------     --------------

            Total U.S. Government and
               Agency Obligations (cost $102,692,109)                          100,000,000       2,193,362        102,692,109
                                                                            --------------    ------------     --------------

            REPURCHASE AGREEMENTS - 3.84%

      1,588 Repurchase Agreement dated 07/31/00 with
            Dresdner Bank AG, collateralized by $1,542,000
            U.S. Treasury Bonds, 6.25% due 8/15/23 (value-
            $1,619,947); proceeds: $1,588,288                                            -       1,588,000          1,588,000
     49,414 Repurchase Agreement dated 7/31/00 with SG Warburg, collateralized by $49,354,000 U.S. Treasury Bonds,
            6.00% due 2/15/26 (value-$50,402,773); proceeds:
            $49,422,922                                                         49,414,000               -         49,414,000
      5,996 Repurchase Agreement dated 07/31/00 with SG Cowen
            Securities Group, collateralized by $4,608,000
            U.S. Treasury Bonds, 8.875% due 08/15/17
            (value-$6,117,120); proceeds: $5,997,083                                     -               -          5,996,000
        804 Repurchase Agreement date 7/31/00 with State Street
            Bank & Trust Co., collateralized by $236,517
            U.S. Treasury Notes, 6.625% due 03/31/02
            (value - $242,430) and $566,373 U.S. Treasury
            Bonds, 8.125% due 08/15/19 (value - $577,844);
            proceeds: $804,117                                                           -               -            804,000
                                                                            --------------    ------------     --------------
            Total Repurchase Agreements (cost - $57,802,000)                    49,414,000       1,588,000         57,802,000
                                                                            --------------    ------------     --------------

            Total Investments (cost - $1,248,617,161) - 99.90%               1,120,072,740      46,424,785      1,501,789,348
            Other assets (liabilities) in excess of
              liabilities/other assets - 0.10%                                   1,709,563        (194,537)         1,517,613
                                                                            --------------    ------------     --------------
            Net Assets - 100.00%                                            $1,121,782,303    $ 46,230,248     $1,503,306,961
                                                                            ==============    ============     ==============

----------------
*       Non-income producing security.
(1)     Security, or portion thereof, was on loan at July 31, 2000.
@       Interest rate shown is discounted rate at date of purchase.
ADR     American Depositary Receipt.
(2) At November 30, 2000, PaineWebber Growth and Income Fund held these securities, which are not compatible with the investment policies of PACE Large Company Value Fund. If shareholders of Growth and Income Fund approve its reorganization, these securities must be sold before the reorganization is effected.


           See accompanying notes to pro forma financial statements.

PACE Large Company Value Equity Investments
PaineWebber Growth and Income Fund
PaineWebber Tax-Managed Equity Fund
Notes to PRO FORMA Financial Statements
For the year ended July 31, 2000 (unaudited)

Basis of Presentation:

Subject to the approval of the Agreement and Plan of Reorganization and Termination ("Plan") by the shareholders of PaineWebber Growth and Income Fund ("Growth and Income") and PaineWebber Tax-Managed Equity Fund ("Tax-Managed"), PACE Large Company Value Equity Investments ("Large Company Value") would acquire the assets of Growth and Income and Tax-Managed in exchange solely for the assumption by Large Company Value of Growth and Income's and Tax-Managed's assets and stated liabilities and shares of Large Company Value that correspond to the outstanding shares of Growth and Income and Tax-Managed. The number of shares to be received would be based on the relative net asset value of Large Company Value's shares on the effective date of the Plan and Growth and Income and Tax-Managed will be terminated as soon as practicable thereafter.

The PRO FORMA financial statements reflect the financial position of Large Company Value, Growth and Income and Tax-Managed at July 31, 2000 and the combined results of operations of Large Company Value, Growth and Income and Tax-Managed (each a "Fund" and, collectively, the "Funds") for the year ended July 31, 2000.

As a result of the Plan, the investment management and administration fee will increase due to the higher fee schedule of Large Company Value. However, after anticipated savings in other expenses of the Fund (due to the elimination of duplicative expenses and increased asset size) and the management fee waiver/expense reimbursement, the total expenses of each class of shares of both Funds will be no higher than their current total expenses. Growth and Income and Tax-Managed currently pay Rule 12b-1 distribution or service fees; as of July 31, 2000, Large Company Value does not. In addition, the PRO FORMA statement of assets and liabilities has not been adjusted as a result of the proposed transaction because such adjustment would not be material. The costs of approximately $488,000 associated with the Reorganization will be paid by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated (a wholly owned indirect subsidiary of UBS AG) so that each Fund bears no expenses in connection with the Reorganization. These costs are not included in the PRO FORMA statement of operations.

The PRO FORMA financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on August 1, 1999. The PRO FORMA financial statements should be read in conjunction with the historical financial statements of the constituent Funds included in or incorporated by reference in the applicable statement of additional information.

SIGNIFICANT ACCOUNTING POLICIES:

The Funds' financial statements are prepared in accordance with generally accepted accounting principles that require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. The following is a summary of significant accounting policies followed by the Funds.

VALUATION OF INVESTMENTS - Each Fund calculates its net asset value based on the current market value for its portfolio securities. Each Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by each Fund's sub-advisers. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.